Income Tax (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Income Taxes
Non-capital losses	$ 8,738,277	$ 8,637,353
Marketable securities	(14,051)	(14,051)
Stock based compensation	754,147	650,778
R&D	1,348,082	371,326
PPE and intangibles	(95,179)	(64,569)
Total deferred tax assets	10,731,276	9,580,837
Change in valuation allowance	(10,731,276)	(9,580,837)
Net Deferred tax assets	$ 0	$ 0